EQUITY	12 Months Ended
Dec. 31, 2024
Disclosure of classes of share capital [abstract]
EQUITY
NOTE 23:-	EQUITY

a.	Composition of share capital:

	December 31, 2024		December 31, 2023
	Authorized	Issued and outstanding*)	Authorized	Issued and outstanding*)
	Number of shares

Ordinary shares of NIS 0.01 par value each	25,000,000	16,391,382	25,000,000	16,391,382

*)	Net of treasury shares – see (c).

b.	Movement in share capital:

During January 2023 and February 2023, the Company received proceeds of approximately CHF 18.7 million (USD 20.3 million) from exercises of 1,703,908 share options granted in the private placements in January 2021 and February 2021 and 29,967 options were not exercised and expired.

The following table lists the movements in Share Options:

Balance on January 1, 2023	1,733,875

Exercise of share options	(1,703,908)
Expiration of share options	(29,967)

Balance on December 31, 2023	-

In respect of the Capital Increases in 2021, the underwriters were also granted options to acquire 97, 222 Units of securities. Each Unit comprises 1 Ordinary share and 0.5 option to acquire 1 Ordinary share at an exercise price of CHF 11 ($11.93). See below for details of the changes made to the terms of these options in March 2023.

The underwriters were also entitled to receive a cash payment derived from future cash received by the Company from the exercise of the Share Options in 2023. In addition, the underwriters were granted options to acquire a certain number of Units of securities based on a formula derived from the future cash payments received from the exercise of the Share Options. See below for the terms of these Units.

In 2023, the underwriters received a cash payment of approximately CHF 1.1 million (USD 1.1 million) derived from cash received by the Company from the exercise of the Share Options. The cash payment was offset from the liability to the underwriters recorded in the balance sheet. In addition, the underwriters received options to acquire 58,498 Units of securities. Each Unit comprises 1 Ordinary share and 0.5 option to acquire 1 Ordinary share at an exercise price of CHF 11 ($11.93).

In March, 2023, in connection with services provided in respect of the exercise of options described above, the Company signed an agreement with the underwriter for the extension of the exercise period of the  97, 222 Units of securities previously granted in 2021 for an additional 2 years until 2025 and for change of the exercise price to NIS 35.64 ($ 9.83) for each Unit of securities (which comprises 1 Ordinary share and 0.5 option to acquire 1 Ordinary share of the Company) and NIS 43.56 ($ 12.01) for each option included in the Unit. On March 17, 2025 all options expired.

The Company used the Black and Scholes option pricing model when estimating the incremental fair value of the options to acquire Units after the modifications described above. The total incremental fair value of the options to acquire Units as of the date of the modifications was $ 512 and was recorded as a deduction from Additional paid-in capital arising from the exercise of the share options in January and February 2023, as described above with a corresponding increase in the Capital reserve for options.

Issued and outstanding share capital (net of treasury shares):

Number of shares

Balance at January 1, 2023	14,682,272

Exercise of share options	1,703,908
Exercise of employees share options	5,202

Balance at December 31, 2023	16,391,382

Exercise of share options	-
Exercise of employees share options	-

Balance at December 31, 2024	16,391,382

c.	Treasury shares:

The Company holds 1,372 shares at a total cost of $2 as of December 31, 2024 and 2023.

d.	Share option plans:

On January 2, 2023, the Company's Board of Directors approved the grant of 248,500 options to Managers and employees, under the Executive and Key Employee Israeli Share Incentive Plan. The options shall vest over a period of 3 years after appointment (25% after 1 year, and 9.375% each quarter thereafter). The weighted average fair value of options granted is CHF 4.655 ($5.047). The weighted average fair value was estimated based on the binomial model using the following data and assumptions: share price - CHF 14.80; exercise price – CHF 15.56; expected volatility – 43.87%; risk free interest rate – 0%; expected dividend – 0%; and expected average life of options – 3.49 years.

On May 15, 2023, the Company's Board of Directors approved the grant of 145,000 options to Managers, under the Executive and Key Employee Israeli Share Incentive Plan. The options shall vest over a period of 3 years after appointment (25% after 1 year, and 9.375% each quarter thereafter). The weighted average fair value of options granted is CHF 3.374 ($3.76). The weighted average fair value was estimated based on the binomial model using the following data and assumptions: share price - CHF 9.70; exercise price – CHF 9.36; expected volatility – 46.03%; risk free interest rate – 0%; expected dividend – 0%; and expected average life of options – 3.43 years.

On June 18, 2023, the Company's Board of Directors approved the grant of 30,000 options to a Senior Managers, under the Executive and Key Employee Israeli Share Incentive Plan. The options shall vest over a period of 3 years after appointment (25% after 1 year, and 9.375% each quarter thereafter). The weighted average fair value of options granted is CHF 3.663 ($4.113). The weighted average fair value was estimated based on the binomial model using the following data and assumptions: share price - CHF 10.30; exercise price – CHF 9.88; expected volatility – 46.57%; risk free interest rate – 0%; expected dividend – 0%; and expected average life of options – 3.43 years.

On June 24, 2024, the Company's Board of Directors approved the grant of 20,000 options to a consultant, under the 2021 Executive and Key Employee Israeli Share Incentive Plan. The options shall vest over a period of 3 years (25% after 1 year, and 9.375% each quarter thereafter). The fair value of options granted is CHF 1.403 ($ 1.571). The fair value was estimated based on the binomial model using the following data and assumptions: share price - CHF 4.89; exercise price – CHF 8.50; expected volatility – 53.06%; risk free interest rate – 0.65%; expected dividend – 0%; and expected average life of options 4.6 years.

On September 5, 2024, the Company's Board of Directors approved the grant of 400,000 options to the Company's CEO, under the Executive and Key Employee Israeli Share Incentive Plan. The options shall vest over a period of 4 years in equal annual installments (100,000 options for each installment). The weighted average fair value of options granted is CHF 0.734-0.916 ($0.867-$1.082). The weighted average fair value was estimated based on the binomial model using the following data and assumptions: share price - CHF 3.30; exercise price – CHF 5.34-7.12; expected volatility – 57.77%; risk free interest rate – 0.48%; expected dividend – 0%; and expected average life of options – 4.5-4.63 years.

On September 24, 2024, the Company's Board of Directors approved the grant of 80,000 options to a Manager, under the Executive and Key Employee Israeli Share Incentive Plan. The options shall vest over a period of 4 years in equal annual installments (20,000 options for each installment). The weighted average fair value of options granted is CHF 0.842-1.029 ($0.993-$1.213). The weighted average fair value was estimated based on the binomial model using the following data and assumptions: share price - CHF 2.99; exercise price – CHF 5.04-6.72; expected volatility – 57.13%; risk free interest rate – 0.45%; expected dividend – 0%; and expected average life of options – 4.68-4.82 years.

All options are exercisable for a period of 6 years from grant date.

On October 31, 2021, the Board of Directors approved to increase the maximum number of shares which may be issued under the Plan by 2,000,000.

On October 31, 2021, the Board of Directors approved to amend and rename the share options plan as "The SHL Telemedicine LTD. 2021 Executive and Key Employee Israeli Share Incentive Plan", and to extend the term of the Plan until the Board decides otherwise.

In the years ended December 31, 2024 and 2023, the Group recorded share-based compensation in the statements of comprehensive income in the amount of $366 and $1,252, respectively.

e.	The following table illustrates the number and weighted average exercise prices ("WAEP") of, and movements in, share options during the year.

	2024		2023
	No. of options	WAEP (CHF)	No. of options	WAEP (CHF)

Outstanding at the beginning of the year	1,220,241	12.27	1,001,430	11.85
Granted during the year	500,000	6.26	423,500	13.03
Forfeited during the year	(317,278)	9.26	(165,881)	12.89
Exercised during the year *)	-		(38,808)	7.04

Outstanding at the end of the year	1,402,963	10.81	1,220,241	12.27

Exercisable at the end of the year	738,664	13.46	720,758	11.02

*)	The weighted average share price at the date of exercise of these options was CHF 8.13. Exercise was cashless.

The weighted average remaining contractual life for the share options outstanding as of December 31, 2024 was 3.46 years (as of December 31, 2023 – 3.83 years).

f.	Restricted Shares of Mediton Group:

On December 20, 2021, a Mediton executive was granted 256 restricted share units (“RSU”) of Mediton Group. The fair value of the RSUs in the amount of $822 was determined based on the price that the Company paid for the acquisition of the Mediton Group shares in 2021, The RSUs shall vest over a period of 3 years (33% after 1 year, and 16.5% each half year thereafter). The purchase agreement of Mediton Group includes a provision for anti-dilution protection to the Company in respect of the grant of the RSUs.